                                              Supplement to Prospectus Dated May 1, 2001
                                                    Supplement dated June 19, 2001

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life
Assurance Corporation ("American Skandia").  If you do not have a current prospectus, please contact American Skandia at
1-800-SKANDIA.

                                                 INVESTMENT ADVISOR/SUB-ADVISOR CHANGE

Effective May 18, 2001, the shareholders of the Evergreen VA Capital Growth portfolio have approved the Investment  Advisory  Agreement naming  Evergreen  Investment  Management  Company,  LLC as the Investment  Advisor of the portfolio.  In addition,  shareholders  have approved the agreement naming Pilgrim Baxter Value Investors, Inc. as the Sub-advisor of the portfolio.

EVA/ EVAXT/ FUSI AS2/ FUSI XT FUSI ASL -SUPP. (6/19/01)EVA/EVAXT/FSII/FSXT/FSASL
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